Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers 1 (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	4 Months Ended	12 Months Ended
	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Customer A [Member]
Concentration risk percentage		26.00%
Major Customer A [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Concentration risk percentage	18.00%		19.00%	4.00%
Major Customer B [Member]
Concentration risk percentage		12.00%
Major Customer B [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Concentration risk percentage	27.00%		18.00%	0.00%
All Major Customers [Member]
Concentration risk percentage		38.00%
All Major Customers [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Concentration risk percentage	45.00%		37.00%	4.00%